Financial Instruments and Financial Risk Management - Summary of U.S. Dollar Financial Instruments Subject to Foreign Exchange Risk (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jan. 01, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 1,734		$ 952		$ 1,407	$ 1,407
Debt	$ (5,519)		$ (6,369)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents		$ 907		$ 368
Trade and settlement receivables		640		913
Trade accounts payable and other liabilities		(421)		(569)
Debt		(3,809)		(4,831)
U.S. dollar financial instruments subject to foreign exchange risk		(2,683)		(4,119)
Net investment in foreign operations hedged		2,628		4,149
Net U.S. dollar exposure		$ (55)		$ 30